LOANS - Corporate Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans
Loans, net of unearned income	$ 667,767	$ 675,883
Lease financing
Loans
Loans, net of unearned income	500	700
Corporate
Loans
Loans, net of unearned income	291,233	289,409
Unearned income	(770)	(787)
Loans sold and/or reclassified to held-for-sale	5,900	2,200
Corporate | Commercial and industrial
Loans
Loans, net of unearned income	147,004	151,700
Corporate | Financial institutions
Loans
Loans, net of unearned income	71,767	64,051
Corporate | Mortgage and real estate
Loans
Loans, net of unearned income	20,291	21,743
Corporate | Lease financing
Loans
Loans, net of unearned income	455	738
In U.S. offices | Corporate
Loans
Loans, net of unearned income	134,691	127,877
In U.S. offices | Corporate | Commercial and industrial
Loans
Loans, net of unearned income	48,364	53,930
In U.S. offices | Corporate | Financial institutions
Loans
Loans, net of unearned income	49,804	39,390
In U.S. offices | Corporate | Mortgage and real estate
Loans
Loans, net of unearned income	15,965	16,522
In U.S. offices | Corporate | Installment and other
Loans
Loans, net of unearned income	20,143	17,362
In U.S. offices | Corporate | Lease financing
Loans
Loans, net of unearned income	415	673
In offices outside the U.S. | Corporate
Loans
Loans, net of unearned income	156,542	161,532
In offices outside the U.S. | Corporate | Commercial and industrial
Loans
Loans, net of unearned income	102,735	103,234
In offices outside the U.S. | Corporate | Financial institutions
Loans
Loans, net of unearned income	22,158	25,111
In offices outside the U.S. | Corporate | Mortgage and real estate
Loans
Loans, net of unearned income	4,374	5,277
In offices outside the U.S. | Corporate | Installment and other
Loans
Loans, net of unearned income	22,812	24,034
In offices outside the U.S. | Corporate | Lease financing
Loans
Loans, net of unearned income	40	65
In offices outside the U.S. | Corporate | Government and official institutions
Loans
Loans, net of unearned income	$ 4,423	$ 3,811